Pension Plans (Details) - Schedule of Plan Associated Expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Plan Associated Expenses [Line Items]
Interest cost	$ 0	$ 0	$ 0
Expected yield from plan’s assets	574	539	211
Actuarial (gain)/ losses recorded in the period	0	0	0
Past service cost	0	0	0
Other post-employment benefit plans
Schedule of Plan Associated Expenses [Line Items]
Current period service expenses	1,889	1,250	356
Interest cost	0	0	0
Expected yield from plan’s assets	574	539	211
Extraordinary allocations	0	0	0
Actuarial (gain)/ losses recorded in the period	0	0	0
Past service cost	0	0	0
Other	0	0	0
Total	$ 2,463	$ 1,789	$ 567